Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Information [Line Items]
Schedule of CODM is also Regularly Provided with Information on Significant Expenses and Cash and Cash Equivalents	The CODM is also regularly provided with information on significant expenses and cash and cash equivalents balances, as follow:
	Three months ended March 31,
	2026	2025
	USD thousands	USD thousands
Revenues	$1,415	$1,260
Less:
Cost of revenues	192	196
R&D expenses- excluding stock-based compensation expenses	2,815	1,315
S&M expenses- excluding stock-based compensation expenses	1,162	1,510
G&A expenses- excluding stock-based compensation expenses	3,853	888
Stock based compensation expenses	5,217	1,389
Operating loss	(11,824)	(4,038)
Finance expenses	(1,054)	(724)
Net loss	(10,770)	(3,314)
Cash and cash equivalents	$3,122	$688
The CODM is also regularly provided with information on significant expenses and cash and cash equivalents balances, as follow:

	Year ended December 31 2025	Year ended December 31 2024
	USD thousands	USD thousands
Revenues	5,707	4,155
Less:
Cost of revenues	866	782
R&D expenses – excluding stock based compensation expenses	5,800	4,076
S&M expenses – excluding stock based compensation expenses	5,141	3,265
G&A expenses – excluding stock-based compensation expenses	2,846	3,679
Stock based compensation expenses	3,024	1,551
Operating loss	11,970	9,198

Interest expense	493	216
Other financial expenses	335	6,182
Taxes on Income	21	14
Net loss	12,819	15,610

Cash and cash equivalents	294	927

TRAILBLAZER HOLDINGS, INC. [Member]
Segment Information [Line Items]
Schedule of CODM is also Regularly Provided with Information on Significant Expenses and Cash and Cash Equivalents	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews the below key metric included in net income or loss:

	For The Year ended December 31, 2025	For The Period from July 16, 2024 (inception) through December 31, 2024
Operating expenses	$156,348	$53,820